Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Loss Per Share and weighted Average Shares

The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2024, 2023 and 2022 is as follows (in thousands except share and per share data):

	Year Ended December 31,
	2024	2023	2022
Net loss attributable to common stockholders – basic and diluted	$(63,040)	$(85,534)	$(181,636)
Shares used in computation:
Weighted average common stock outstanding	211,009,169	208,121,980	198,939,079
Warrants issued to NFL to purchase common stock	18,500,000	17,760,274	14,452,055
Adjusted weighted average common stock outstanding - basic and diluted	229,509,169	225,882,254	213,391,134
Loss per share attributable to common stockholders – basic and diluted	$(0.27)	$(0.38)	$(0.85)

Summary of Antidilutive Securities Excluded from Computation of Earning Per Share

The following table presents the potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2024	2023	2022
Stock options to purchase common stock	37,476	117,529	357,945
Unvested restricted shares	1,474,191	1,757,495	3,417,484
Public warrants to purchase common stock	—	—	7,668,280
Unvested equity-settled restricted share units	6,665,511	5,162,177	2,719,136
Unvested equity-settled performance-based restricted share units	12,636,379	9,550,502	1,849,942
Total	20,813,557	16,587,703	16,012,787